Property, Equipment and Software	12 Months Ended
Dec. 31, 2020
Property, Equipment and Software
Property, Equipment and Software
7.	Property, Equipment and Software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2019	2020
	RMB	RMB
Building and decoration	2,987,003	2,941,233
Leasehold improvements	153,145	196,222
Furniture, fixtures, office and other equipments	198,909	231,238
Vehicles	74,487	83,909
Servers and computers	4,066,925	4,548,272
Software	181,223	207,041
Construction in progress	465,993	784,375
	8,127,685	8,992,290

Less: accumulated depreciation	(3,505,973)	(4,436,884)

Net book value	4,621,712	4,555,406

Depreciation expense was RMB939.8 million, RMB1,119.1 million and RMB1,113.0 million for the years ended December 31, 2018, 2019 and 2020, respectively.

As of December 31, 2019 and 2020, the construction in progress balance were mainly comprised of construction of office buildings and warehouses in Hangzhou, Guangzhou, Jiangxi and Shanghai that have not yet been placed in service for the Group’s intended use. All the related cost is capitalized in construction in progress to the extent it is incurred for the purposes of bringing the construction development to a usable state.